Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	As of March 31,
	2024	2023
Finished goods	60,383	20,951
Inventory write down	—	(20,951)
Inventories, net	$60,383	$—